Other Liabilities	12 Months Ended
Oct. 31, 2022
Disclosure of financial liabilities [abstract]
Other Liabilities

NOTE 18:  OTHER LIABILITIES

Other Liabilities
(millions of Canadian dollars)		As at
	October 31 2022	October 31 2021
Accounts payable, accrued expenses, and other items 1	$5,040	$7,499
Accrued interest	1,870	714
Accrued salaries and employee benefits	4,100	4,151
Cheques and other items in transit	2,116	2,667
Current income tax payable	151	82
Deferred tax liabilities	236	244
Defined benefit liability	1,286	1,592
Lease liabilities 2	5,313	5,473
Liabilities related to structured entities	12,120	4,407
Provisions	1,320	1,304
Total	$33,552	$28,133

1	Includes dividends and distributions payable of nil as of October 31, 2022 (October 31, 2021 – $1,404 million).
2	Refer to Note 27 for lease liability maturity and lease payment details.